BUSINESS COMBINATIONS - Acquisition of Ratio (Details) $ in Thousands		Feb. 18, 2020 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Feb. 15, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 02, 2018 USD ($)	Feb. 28, 2017 employee
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 69,060		$ 97,300		$ 4,137
Cash transferred	[1]		$ 84,643	[2]	$ 103,978		$ 4,328
Ratio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Number of employees | employee									45
Total consideration paid net of cash and cash equivalents acquired								$ 9,529
Cash transferred						$ 2,019
Payment for contingent consideration		$ 903

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)
[2]	As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers. Non-cash transaction.